Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 10, 2017
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy IG International Small Cap Fund Prospectus

dated January 10, 2017

as supplemented February 22, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Fund for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

The following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section on page 1:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.

Ivy IG International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf2_SupplementTextBlock

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy IG International Small Cap Fund Prospectus

dated January 10, 2017

as supplemented February 22, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Fund for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

The following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section on page 1:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.